UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Massachusetts
AMT Tax-Free Money Market Fund

Massachusetts AMT Tax-Free
Money Market
Institutional Class
Service Class

October 31, 2009

1.809100.105

SMA-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.5%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 2,300,000	$ 2,300,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,100,000	1,100,000
Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,700,000	1,700,000
		2,800,000
Colorado - 0.8%
Colorado Springs Utils. Rev. Participating VRDN Series SGA 88, 0.2% (Liquidity Facility Societe Generale) (a)(d)	17,000,000	17,000,000
Florida - 0.5%
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.24%, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Palm Beach County Rev. (The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.43%, LOC Bank of America NA, VRDN (a)	1,300,000	1,300,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1994, 0.28%, VRDN (a)	2,200,000	2,200,000
Sunshine State Govt. Fing. Commission Rev. Series L, 0.35% 11/6/09, LOC Dexia Cr. Local de France, CP	4,462,000	4,462,000
		9,962,000
Georgia - 1.1%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.):
Series 2008 E, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	16,600,000	16,600,000
Series 2008 H, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	6,855,000	6,855,000
		23,455,000
Maryland - 0.8%
Chestertown Econ. Dev. Rev. (Washington College Proj.) Series 2008 A, 1.15%, LOC RBS Citizens NA, VRDN (a)	3,600,000	3,600,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Mercy Med. Ctr. Proj.) Series 2007 B, 0.21%, LOC Bank of America NA, VRDN (a)	14,500,000	14,500,000
		18,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - 83.4%
Boston Gen. Oblig. Bonds:
Series 2005 A, 5% 1/1/10	$ 6,800,000	$ 6,844,666
Series 2009 A, 2% 4/1/10	5,755,000	5,787,146
Boston Wtr. & Swr. Commission Rev. Bonds Series 2009 B, 3% 11/1/09	3,990,000	3,990,000
Chatham Gen. Oblig. BAN 1.5% 6/30/10	4,700,000	4,726,812
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 0.16% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(d)	9,300,000	9,300,000
Falmouth Gen. Oblig. BAN 1.5% 7/16/10	19,792,000	19,933,448
Framingham Gen. Oblig. BAN Series 2009 B, 1.5% 6/18/10	7,476,000	7,520,775
Hingham Gen. Oblig. BAN Series 2008 B, 2.5% 11/25/09	8,237,467	8,245,017
Lexington Gen. Oblig. BAN 1.25% 2/25/10	2,081,490	2,085,406
Lincoln Gen. Oblig. BAN 1.5% 5/14/10	4,000,000	4,020,722
Marion Gen. Oblig. BAN 2.75% 12/11/09	6,995,000	7,006,123
Marlborough Gen. Oblig. BAN 1.5% 6/25/10	7,874,958	7,926,639
Massachusetts Participating VRDN Series Clipper 07 18, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	54,600,000	54,600,000
Massachusetts Bay Trans. Auth. Series 1999, 0.26% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	22,895,000	22,895,000
Massachusetts Bay Trans. Auth. Assessment Rev. Participating VRDN Series DC 8031, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	9,300,000	9,300,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series BA 08 3050X, 0.19% (Liquidity Facility Bank of America NA) (a)(d)	5,940,000	5,940,000
Series DC 8030, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	5,885,000	5,885,000
Series DCL 08 26, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,100,000	13,100,000
Series DCL 08 28, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	9,020,000	9,020,000
Series DCL 08 29, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	11,500,000	11,500,000
Series PT 4140, 0.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	17,770,000	17,770,000
Series PT 4368, 0.16% (Liquidity Facility Wells Fargo & Co.) (a)(d)	5,020,000	5,020,000
Series A, 0.25% 11/3/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	6,000,000	6,000,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (YMCA of Greater Boston Proj.) Series 2004 A, 0.35%, tender 11/6/09, LOC Fed. Home Ln. Bank of Boston (a)	$ 8,600,000	$ 8,600,000
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.2%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	3,700,000	3,700,000
(Babson College Proj.) Series 2008 A, 0.2%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,900,000	3,900,000
(Boston Univ. Proj.):
Series U-5B, 0.17%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,900,000	3,900,000
Series U5A, 0.2%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,000,000	3,000,000
Series U6A, 0.2%, LOC Bank of America NA, VRDN (a)	5,000,000	5,000,000
Series U6E, 0.19%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	22,830,000	22,830,000
(Brandeis Univ. Proj.) Series M, 0.18%, LOC Bank of America NA, VRDN (a)	5,255,000	5,255,000
(Childrens Museum Proj.) Series 2006, 0.35%, LOC RBS Citizens NA, VRDN (a)	14,100,000	14,100,000
(City Year Proj.) Series 2006, 0.23%, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.23%, LOC Bank of America NA, VRDN (a)	2,475,000	2,475,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.36%, LOC Bank of America NA, VRDN (a)	4,700,000	4,700,000
Series 2008, 0.36%, LOC Bank of America NA, VRDN (a)	7,340,000	7,340,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.23%, LOC Bank of America NA, VRDN (a)	3,800,000	3,800,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.23%, LOC Bank of America NA, VRDN (a)	13,060,000	13,060,000
(Judge Rotenburg Ctr. Proj.) 0.23%, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
(Lasell Village Proj.) Series 2007, 0.2%, LOC Bank of America NA, VRDN (a)	19,755,000	19,755,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.23%, LOC Banco Santander SA, VRDN (a)	8,500,000	8,500,000
(Masonic Nursing Home, Inc. Proj.) Series 2002, 0.73%, LOC RBS Citizens NA, VRDN (a)	18,405,000	18,405,000
(Masonic Nursing Home Proj.) Series 2002 B, 0.26%, LOC TD Banknorth, NA, VRDN (a)	16,700,000	16,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Neighborhood House Charter Proj.) Series 2003 A, 0.2%, LOC Bank of America NA, VRDN (a)	$ 7,100,000	$ 7,100,000
(Newton Country Day School Proj.):
Series 2000, 0.3%, LOC Bank of America NA, VRDN (a)	7,040,000	7,040,000
Series 2005, 0.3%, LOC Bank of America NA, VRDN (a)	10,280,000	10,280,000
(Olin College Proj.) Series 2008 C2, 0.35%, LOC RBS Citizens NA, VRDN (a)	10,000,000	10,000,000
(Saint Mark's School Proj.) Series 2004, 0.3%, LOC Bank of America NA, VRDN (a)	7,305,000	7,305,000
(Simmons College Proj.) Series G, 0.15%, LOC TD Banknorth, N.A., VRDN (a)	9,775,000	9,775,000
(The May Institute, Inc. Proj.) Series 2006, 0.36%, LOC Banco Santander SA, VRDN (a)	5,085,000	5,085,000
(Third Sector New England, Inc. Proj.) Series 2004 A, 0.2%, LOC Bank of America NA, VRDN (a)	17,350,000	17,350,000
(Worcester Polytechnic Institute Proj.) Series A, 0.24%, LOC TD Banknorth, N.A., VRDN (a)	22,375,000	22,375,000
(YMCA of Greater Boston Proj.) Series 2007, 0.35%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	8,345,000	8,345,000
Series 2001, 0.36% 11/16/09, LOC JPMorgan Chase Bank, CP	5,684,000	5,684,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2001 A, 5.5% 1/1/10	4,380,000	4,412,624
Series 2001 C:
5.5% 12/1/09	3,645,000	3,658,524
5.5% 12/1/09	1,000,000	1,003,970
Series 2002 A, 5.5% 2/1/10	2,740,000	2,773,252
Participating VRDN:
Series Clipper 07 06, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,900,000	17,900,000
Series Clipper 07 39, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	26,900,000	26,900,000
Series EGL 07 0149, 0.21% (Liquidity Facility Citibank NA) (a)(d)	10,500,000	10,500,000
Series MS 1186, 0.26% (Liquidity Facility Rabobank Nederland) (a)(d)	5,476,500	5,476,500
Series Putters 2022, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	13,955,000	13,955,000
Series Putters 2648, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,700,000	3,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series SG 126, 0.18% (Liquidity Facility Societe Generale) (a)(d)	$ 3,255,000	$ 3,255,000
(Central Artery Proj.) Series 2000 A, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	33,600,000	33,600,000
RAN:
Series 2009 A, 2.5% 4/29/10	14,600,000	14,753,582
Series 2009 B, 2.5% 5/27/10	48,800,000	49,393,418
Series 2009 C, 2.5% 6/24/10	12,900,000	13,073,843
Series 1997 B, 0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	37,145,000	37,145,000
Series 1998 A, 0.21% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	75,410,000	75,410,000
Series 2001 B, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	60,100,000	60,100,000
Series 2001 C, 0.2% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	31,700,000	31,700,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Northeastern Univ. Proj.) Series 2008 T3, 1%, tender 2/18/10 (a)	23,300,000	23,300,000
(Partners HealthCare Sys. Proj.) Series 2008 H2, 0.49% tender 2/3/10, CP mode	7,200,000	7,200,000
(Univ. of Massachusetts Proj.) Series 2000 A, 0.85%, tender 4/1/10 (a)	6,600,000	6,600,000
(Williams College Proj.) Series 2006 M, 0.53%, tender 4/7/10 (a)	9,000,000	9,000,000
Participating VRDN:
Series BA 08 3320, 0.19% (Liquidity Facility Bank of America NA) (a)(d)	7,190,000	7,190,000
Series BA 08 3503, 0.19% (Liquidity Facility Bank of America NA) (a)(d)	5,550,000	5,550,000
Series BBT 08 54, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	2,165,000	2,165,000
Series BBT 08 56, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	5,000,000	5,000,000
Series Clipper 07 08, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	4,200,000	4,200,000
Series Floaters 3115, 0.24% (Liquidity Facility Morgan Stanley) (a)(d)	5,665,000	5,665,000
Series PT 4633, 0.16% (Liquidity Facility Deutsche Postbank AG) (a)(d)	15,760,000	15,760,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series Putters 3163, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 9,550,000	$ 9,550,000
Series Putters 3529, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,000,000	11,000,000
Series Putters 3530, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,495,000	12,495,000
Series ROC II R 10414, 0.21% (Liquidity Facility Citibank NA) (a)(d)	3,775,000	3,775,000
Series ROC II R 10416, 0.21% (Liquidity Facility Citibank NA) (a)(d)	24,050,000	24,050,000
Series SGB 42, 0.21% (Liquidity Facility Societe Generale) (a)(d)	8,700,000	8,700,000
(Baystate Health Sys. Proj.) Series 2009 J1, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	8,800,000	8,800,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.2%, LOC Bank of America NA, VRDN (a)	38,635,000	38,635,000
(Boston Univ. Proj.) Series H, 0.17%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	3,500,000	3,500,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.2%, LOC HSBC Bank USA, NA, VRDN (a)	8,500,000	8,500,000
(Dana-Farber Cancer Institute Proj.):
Series 2008 L1, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
Series 2008 L2, 0.2%, LOC Bank of America NA, VRDN (a)	7,200,000	7,200,000
(Endicott College Proj.) Series 2004 D, 0.23%, LOC Bank of America NA, VRDN (a)	6,500,000	6,500,000
(Harvard Univ. Proj.) Series BB 0.2%, VRDN (a)	5,300,000	5,300,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.2%, LOC TD Banknorth, NA, VRDN (a)	30,480,000	30,480,000
(Home for Little Wanderers Proj.) Series B, 0.24%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,835,000	3,835,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	9,800,000	9,800,000
(Northeastern Univ. Proj.):
Series 2008 Q, 0.2%, LOC Bank of America NA, VRDN (a)	4,500,000	4,500,000
Series 2008 W, 0.15%, LOC TD Banknorth, NA, VRDN (a)	9,800,000	9,800,000
(Suffolk Univ. Proj.) Series 2008 A, 0.22%, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
Series 2008 H2, 0.4% 12/4/09, CP	7,020,000	7,020,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series 2009 O-1, 0.18%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	$ 11,200,000	$ 11,200,000
Series B, 1.06%, LOC RBS Citizens NA, VRDN (a)	7,530,000	7,530,000
0.3% 11/30/09, CP	8,180,000	8,180,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series Putters 3145, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,550,000	15,550,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.18%, LOC Bank of America NA, VRDN (a)	9,900,000	9,900,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 1.05% tender 11/2/09, CP mode	8,700,000	8,700,000
Series 1993 B, 1.6% tender 11/12/09, CP mode	13,500,000	13,500,000
Massachusetts Indl. Fin. Agcy. Rev.:
(Goddard House Proj.) 0.23%, LOC Bank of America NA, VRDN (a)	10,815,000	10,815,000
(Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.3%, LOC Bank of America NA, VRDN (a)	4,725,000	4,725,000
Massachusetts Port Auth. Rev.:
Series 2003 A, 0.32% 12/8/09, LOC Bank of New York, New York, CP	10,000,000	10,000,000
Series 2008 A, 0.2%, LOC Bank of America NA, VRDN (a)	11,900,000	11,900,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series EGL 07 0033, 0.21% (Liquidity Facility Citibank NA) (a)(d)	19,800,000	19,800,000
Series EGL 07 0067, 0.21% (Liquidity Facility Citibank NA) (a)(d)	19,100,000	19,100,000
Series EGL 07 0092, 0.21% (Liquidity Facility Citibank NA) (a)(d)	15,700,000	15,700,000
Series Putters 1197, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,305,000	6,305,000
Series Putters 1920, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,985,000	7,985,000
Series Putters 2286, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	14,510,000	14,510,000
Series Putters 2857, 0.24% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	8,545,000	8,545,000
Series A:
0.32% 11/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	18,100,000	18,100,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.: - continued
Series A:
0.32% 12/8/09, LOC Bank of Nova Scotia, New York Agcy., CP	$ 11,200,000	$ 11,200,000
0.4% 12/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	6,500,000	6,500,000
0.4% 12/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	11,200,000	11,200,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,430,000	12,430,000
Series PT 4644, 0.2% (Liquidity Facility Deutsche Postbank AG) (a)(d)	5,500,000	5,500,000
Series Putters 2847, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	890,000	890,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(d)	13,765,000	13,765,000
Series EGL 06 0097, 0.21% (Liquidity Facility Citibank NA) (a)(d)	3,700,000	3,700,000
Series MS 2935, 0.36% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(d)	11,461,000	11,461,000
Series Putters 2848, 0.24% (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,895,000	5,895,000
Series 1995, 0.4% 11/4/09, LOC Bayerische Landesbank Girozentrale, CP	7,500,000	7,500,000
Series 2008 C, 0.35% (Liquidity Facility Bayerische Landesbank), VRDN (a)	49,300,000	49,300,000
Series 2008 D, 0.35% (Liquidity Facility Bayerische Landesbank), VRDN (a)	31,300,000	31,300,000
Nantucket Gen. Oblig. BAN 1.75% 2/26/10	9,602,235	9,634,303
Scituate Gen. Oblig. BAN Series A, 1% 3/19/10	4,182,000	4,189,104
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.18%, LOC Lloyds TSB Bank PLC, VRDN (a)	87,200,000	87,200,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.2%, LOC Bank of America NA, VRDN (a)	47,000,000	47,000,000
Westborough Gen. Oblig. BAN 1.75% 8/27/10	13,765,658	13,901,348
Weston Gen. Oblig. BAN 1.5% 2/5/10	17,328,166	17,369,388
		1,834,736,610
Municipal Securities - continued
	Principal Amount	Value
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D2, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 2,500,000	$ 2,500,000
North Carolina - 0.2%
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.26%, LOC Branch Banking & Trust Co., VRDN (a)	3,500,000	3,500,000
Pennsylvania - 0.1%
Pennsylvania Higher Edl. Facilities Auth. Rev. (Marywood Univ. Proj.) Series 2005 A, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,900,000	1,900,000
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People Northeast, Inc. Proj.) Series 2006, 0.7%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,065,000	1,065,000
		2,965,000
Rhode Island - 0.5%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.23%, LOC Bank of America NA, VRDN (a)	11,575,000	11,575,000
Other - 9.8%
Fidelity Tax-Free Cash Central Fund, 0.20% (b)(c)	215,379,389	215,379,389
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $2,144,272,999)		2,144,272,999
NET OTHER ASSETS - 2.5%		54,399,044
NET ASSETS - 100%		$ 2,198,672,043
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 441,557
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2009, the cost of investment securities for income tax purposes was $2,144,272,999.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity® Massachusetts Municipal Money Market Fund

October 31, 2009

1.800343.105

MFS-QTLY-0609

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.9%
	Principal Amount	Value
Arizona - 0.1%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.3%, LOC Landesbank Baden-Wuert, VRDN (a)	$ 4,700,000	$ 4,700,000
California - 0.1%
East Bay Muni. Util. District Wtr. Sys. Rev.:
Series 2008 B2, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	2,200,000	2,200,000
Series 2008 B3, 0.3% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	3,465,000	3,465,000
		5,665,000
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.4%, VRDN (a)	9,700,000	9,700,000
Georgia - 0.4%
Gainesville & Hall County Hosp. Auth. Rev. (Northeast Georgia Health Sys., Inc. Proj.) Series 2008 D, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	9,400,000	9,400,000
Muni. Elec. Auth. of Georgia (Combustion Turbine Proj.) Series 2008 B, 0.3%, LOC Bayerische Landesbank, VRDN (a)	10,000,000	10,000,000
		19,400,000
Kentucky - 0.6%
Kenton County Arpt. Board Spl. Facilities Rev. Series 2003 A, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	21,200,000	21,200,000
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(d)	5,000,000	5,000,000
		26,200,000
Massachusetts - 83.8%
Bedford Gen. Oblig. BAN 1.5% 7/22/10	16,939,000	17,066,512
Billerica Gen. Oblig. BAN 3.5% 11/5/09	9,262,000	9,263,392
Boston Gen. Oblig. Bonds:
Series 2004 B, 5% 7/1/10	2,750,000	2,832,617
Series 2008 B, 3.5% 4/1/10	3,480,000	3,522,991
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.34%, LOC Bank of America NA, VRDN (a)(d)	3,070,000	3,070,000
Boston Wtr. & Swr. Commission Rev.:
Participating VRDN Series SG 75, 0.28% (Liquidity Facility Societe Generale) (a)(f)	2,000,000	2,000,000
Series 1994 A, 0.23%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Bourne Gen. Oblig. BAN 1.75% 9/29/10	$ 4,000,000	$ 4,040,095
Braintree Gen. Oblig. Bonds Series 2009, 3% 5/15/10	5,102,000	5,165,712
Burlington Gen. Oblig. BAN 2% 7/30/10	3,780,000	3,821,031
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.26%, LOC Fannie Mae, VRDN (a)(d)	7,665,000	7,665,000
Chicopee Gen. Oblig. BAN 1.75% 9/23/10	8,240,032	8,321,138
Concord Gen. Oblig. Bonds Series 2009, 2% 3/15/10	1,115,000	1,120,495
Dartmouth Gen. Oblig. BAN 1% 2/26/10	3,214,418	3,218,071
Easton Gen. Oblig. BAN 1.5% 4/23/10	9,620,000	9,658,497
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 06 108, 0.16% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	14,470,000	14,470,000
Falmouth Gen. Oblig. BAN:
Series A, 1.5% 3/12/10	11,300,672	11,332,883
Series B, 1.5% 3/12/10	17,815,131	17,865,910
Framingham Gen. Oblig. BAN:
Series 2009 A, 0.75% 12/17/09	2,545,000	2,545,731
Series 2009 B, 1.5% 6/18/10	14,800,000	14,888,641
Haverhill Gen. Oblig. BAN:
1.75% 3/26/10	7,225,000	7,239,160
3% 11/6/09	9,971,170	9,971,836
Hingham Gen. Oblig. BAN:
Series 2008 B, 2.5% 11/25/09	14,700,000	14,713,474
2.5% 12/23/09	6,700,000	6,711,779
Marblehead Gen. Oblig. BAN 1.5% 8/12/10	14,400,000	14,511,422
Massachusetts Participating VRDN:
Series Clipper 06 11, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	23,900,000	23,900,000
Series Clipper 07 18, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	98,675,000	98,675,000
Massachusetts Bay Trans. Auth. Gen.Trans. Sys. 0.3% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,600,000	1,600,000
Massachusetts Bay Trans. Auth. Assessment Rev.:
Bonds Series 2000 A, 5.25% 7/1/30 (Pre-Refunded to 7/1/10 @ 100) (e)	17,235,000	17,778,829
Participating VRDN Series DC 8031, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	17,200,000	17,200,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series DCL 08 28, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	16,600,000	16,600,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Participating VRDN:
Series DCL 08 29, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	$ 21,165,000	$ 21,165,000
Series MACN 05 E, 0.19% (Liquidity Facility Bank of America NA) (a)(f)	4,000,000	4,000,000
Series PT 4140, 0.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	27,925,000	27,925,000
Series 2008 A2, 0.22% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	42,050,000	42,050,000
Series A:
0.25% 11/3/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	6,000,000	6,000,000
0.4% 12/1/09 (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), CP	9,150,000	9,150,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 1.1% tender 11/2/09, CP mode (d)	2,600,000	2,600,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.26%, LOC Bank of America NA, VRDN (a)(d)	2,500,000	2,500,000
(Monkiewicz Realty Trust Proj.) 0.4%, LOC Bank of America NA, VRDN (a)(d)	3,965,000	3,965,000
(Ocean Spray Cranberries, Inc. Proj.) Series 2000, 0.4%, LOC Bank of America NA, VRDN (a)	8,500,000	8,500,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.26%, LOC Freddie Mac, VRDN (a)(d)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.34%, LOC Fannie Mae, VRDN (a)(d)	33,000,000	33,000,000
(Casco Crossing Proj.) 0.45%, LOC Fannie Mae, VRDN (a)(d)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.45%, LOC Fannie Mae, VRDN (a)(d)	15,400,000	15,400,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.25%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)(d)	15,800,000	15,800,000
Series A, 0.4%, LOC Bayerische Landesbank, VRDN (a)(d)	40,000,000	40,000,000
Massachusetts Dev. Fin. Agcy. Rev.:
Bonds (YMCA of Greater Boston Proj.) Series 2004 A, 0.35%, tender 11/6/09, LOC Fed. Home Ln. Bank of Boston (a)	18,060,000	18,060,000
(Alliance of Massachusetts, Inc. Proj.) Series 2001 A, 0.2%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	6,230,000	6,230,000
(Babson College Proj.) Series 2008 A, 0.2%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	6,700,000	6,700,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston Univ. Proj.):
Series U-5B, 0.17%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	$ 5,650,000	$ 5,650,000
Series U1, 0.15%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	20,000,000	20,000,000
Series U3, 0.15%, LOC BNP Paribas SA, VRDN (a)	22,220,000	22,220,000
Series U5A, 0.2%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	4,600,000	4,600,000
Series U6E, 0.19%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	12,695,000	12,695,000
(Brandeis Univ. Proj.) Series M, 0.18%, LOC Bank of America NA, VRDN (a)	52,940,000	52,940,000
(Brooks School Proj.) Series 2008, 0.24%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	6,300,000	6,300,000
(Carleton-Willard Village Proj.) Series 2000, 0.2%, LOC Bank of America NA, VRDN (a)	16,420,000	16,420,000
(Childrens Museum Proj.) Series 2006, 0.35%, LOC RBS Citizens NA, VRDN (a)	9,465,000	9,465,000
(Clark Univ. Proj.) 0.2%, LOC TD Banknorth, N.A., VRDN (a)	1,125,000	1,125,000
(Ed. Lawrence Academy Proj.) Series 2003 A, 0.23%, LOC Bank of America NA, VRDN (a)	1,425,000	1,425,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.36%, LOC Bank of America NA, VRDN (a)	10,010,000	10,010,000
Series 2008, 0.36%, LOC Bank of America NA, VRDN (a)	13,200,000	13,200,000
(Fay School Proj.) 0.3%, LOC TD Banknorth, N.A., VRDN (a)	5,950,000	5,950,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.36%, LOC HSBC Bank USA, NA, VRDN (a)(d)	2,870,000	2,870,000
(Greater Boston Food Bank, Inc. Proj.) Series 2008 B, 0.24%, LOC Bank of America NA, VRDN (a)	7,940,000	7,940,000
(Hockomock YMCA Proj.) Series 2009, 0.18%, LOC Bank of America NA, VRDN (a)	14,395,000	14,395,000
(Institute of Contemporary Art Proj.) Series 2004 A, 0.23%, LOC Bank of America NA, VRDN (a)	6,370,000	6,370,000
(Judge Rotenburg Ctr. Proj.) 0.23%, LOC Bank of America NA, VRDN (a)	4,400,000	4,400,000
(Justice Resource Institute Proj.) Series 2008, 0.24%, LOC Bank of America NA, VRDN (a)	11,980,000	11,980,000
(Mary Ann Morse Healthcare Proj.) Series 2007, 0.23%, LOC Banco Santander SA, VRDN (a)	13,890,000	13,890,000
(Masonic Nursing Home, Inc. Proj.) Series 2002, 0.73%, LOC RBS Citizens NA, VRDN (a)	2,255,000	2,255,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Masonic Nursing Home Proj.) Series 2002 B, 0.26%, LOC TD Banknorth, NA, VRDN (a)	$ 2,045,000	$ 2,045,000
(Olin College Proj.):
Series 2008 C2, 0.35%, LOC RBS Citizens NA, VRDN (a)	900,000	900,000
Series 2008 C3, 0.35%, LOC RBS Citizens NA, VRDN (a)	16,000,000	16,000,000
(Wilber School Apts. Proj.) Series 2008 A, 0.2%, LOC Bank of America NA, VRDN (a)	8,100,000	8,100,000
(Worcester Polytechnic Institute Proj.) Series A, 0.24%, LOC TD Banknorth, N.A., VRDN (a)	9,630,000	9,630,000
Series 2001, 0.36% 11/16/09, LOC JPMorgan Chase Bank, CP	10,363,000	10,363,000
Massachusetts Gen. Oblig.:
Bonds:
Series 2000 A, 6% 2/1/10	6,005,000	6,084,935
Series 2001 A, 5.5% 1/1/10	3,000,000	3,021,927
Series 2001 C, 5% 12/1/09	2,000,000	2,006,607
Series 2009 B, 2% 7/1/10	3,000,000	3,029,738
Series A, 6% 11/1/10	2,665,000	2,808,483
Participating VRDN:
Series BA 01 O, 0.29% (Liquidity Facility Bank of America NA) (a)(f)	2,785,000	2,785,000
Series BA 02 C, 0.29% (Liquidity Facility Bank of America NA) (a)(f)	3,490,000	3,490,000
Series Clipper 07 06, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	53,850,000	53,850,000
Series DCL 08 22, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	33,160,000	33,160,000
Series EGL 07 0124, 0.21% (Liquidity Facility Citibank NA) (a)(f)	12,235,000	12,235,000
Series EGL 07 0149, 0.21% (Liquidity Facility Citibank NA) (a)(f)	19,000,000	19,000,000
Series MS 1186, 0.26% (Liquidity Facility Rabobank Nederland) (a)(f)	16,068,500	16,068,500
Series PT 3989, 0.24% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	21,780,000	21,780,000
Series Putters 2022, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	22,040,000	22,040,000
Series Putters 2648, 0.31% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,850,000	1,850,000
Series Putters 2708, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	2,645,000	2,645,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series Putters 300, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	$ 24,075,000	$ 24,075,000
Series Putters 317, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	12,805,000	12,805,000
Series Putters 571, 0.24% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	4,110,000	4,110,000
Series ROC II R 11163, 0.21% (Liquidity Facility Citibank NA) (a)(f)	15,240,000	15,240,000
(Central Artery Proj.) Series 2000 A, 0.25% (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	71,600,000	71,600,000
RAN:
Series 2009 A, 2.5% 4/29/10	30,400,000	30,719,787
Series 2009 B, 2.5% 5/27/10	101,200,000	102,430,612
Series 2009 C, 2.5% 6/24/10	27,100,000	27,465,205
Series 1997 B, 0.26% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	140,570,000	140,570,000
Series 1998 A, 0.21% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	40,400,000	40,400,000
Series 2001 B, 0.2% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	31,420,000	31,420,000
Series 2001 C, 0.2% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	83,350,000	83,350,000
Series 2006 B, 0.24% (Liquidity Facility Bank of America NA), VRDN (a)	47,405,000	47,405,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Northeastern Univ. Proj.) Series 2008 T3, 1%, tender 2/18/10 (a)	46,700,000	46,700,000
(Partners HealthCare Sys. Proj.):
Series 2008 H1, 0.4% tender 2/17/10, CP mode	12,500,000	12,500,000
Series 2008 H2:
0.42% tender 1/20/10, CP mode	19,790,000	19,790,000
0.49% tender 2/3/10, CP mode	6,840,000	6,840,000
(Univ. of Massachusetts Proj.) Series 2000 A, 0.85%, tender 4/1/10 (a)	13,400,000	13,400,000
Participating VRDN:
Series BA 02 D, 0.26% (Liquidity Facility Bank of America NA) (a)(f)	10,505,000	10,505,000
Series BA 08 1056, 0.19% (Liquidity Facility Bank of America NA) (a)(f)	5,185,000	5,185,000
Series BA 08 3320, 0.19% (Liquidity Facility Bank of America NA) (a)(f)	1,810,000	1,810,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series BBT 08 54, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	$ 12,635,000	$ 12,635,000
Series BBT 08 56, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	3,895,000	3,895,000
Series Clipper 07 08, 0.26% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(f)	11,250,000	11,250,000
Series MS 3053, 0.2% (Liquidity Facility Morgan Stanley) (a)(f)	11,150,000	11,150,000
Series PT 4633, 0.16% (Liquidity Facility Deutsche Postbank AG) (a)(f)	24,455,000	24,455,000
Series Putters 3104, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,550,000	3,550,000
Series Putters 3529, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	15,660,000	15,660,000
Series Putters 3531, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	12,495,000	12,495,000
Series Putters 3548, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,000,000	5,000,000
Series ROC II R 10416, 0.21% (Liquidity Facility Citibank NA) (a)(f)	15,700,000	15,700,000
Series SGB 42, 0.21% (Liquidity Facility Societe Generale) (a)(f)	27,080,000	27,080,000
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	18,000,000	18,000,000
Series 2009 J2, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	29,790,000	29,790,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.2%, LOC Bank of America NA, VRDN (a)	2,520,000	2,520,000
(Boston Univ. Proj.) Series H, 0.17%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	41,100,000	41,100,000
(Dana-Farber Cancer Institute Proj.):
Series 2008 L1, 0.2%, LOC JPMorgan Chase Bank, VRDN (a)	48,400,000	48,400,000
Series 2008 L2, 0.2%, LOC Bank of America NA, VRDN (a)	47,900,000	47,900,000
(Endicott College Proj.):
Series 2004 D, 0.23%, LOC Bank of America NA, VRDN (a)	20,980,000	20,980,000
Series 2007 E, 0.23%, LOC Bank of America NA, VRDN (a)	12,550,000	12,550,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Hallmark Health Sys. Proj.) Series 2008 C, 0.2%, LOC Bank of America NA, VRDN (a)	$ 6,800,000	$ 6,800,000
(Harvard Univ. Proj.) Series BB 0.2%, VRDN (a)	94,805,000	94,805,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.2%, LOC TD Banknorth, NA, VRDN (a)	2,900,000	2,900,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.2%, LOC TD Banknorth, NA, VRDN (a)	6,605,000	6,605,000
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 0.2%, VRDN (a)	19,280,000	19,280,000
(Mount Ida College Proj.) Series 2007 A, 0.23%, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
(New England Aquarium Corp. Proj.) Series 2007 A, 0.24%, LOC Banco Santander SA, VRDN (a)	21,215,000	21,215,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.23%, LOC JPMorgan Chase Bank, VRDN (a)	38,525,000	38,525,000
Series 2006 H, 0.24%, LOC Bank of America NA, VRDN (a)	23,000,000	23,000,000
(Northeastern Univ. Proj.) Series 2008 W, 0.15%, LOC TD Banknorth, NA, VRDN (a)	6,800,000	6,800,000
(Peabody Essex Museum Proj.) Series 2002, 0.23%, LOC Bank of America NA, VRDN (a)	7,075,000	7,075,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.17%, LOC Bank of America NA, VRDN (a)	39,600,000	39,600,000
(Stonehill College Proj.) Series 2008 K, 0.2%, LOC Bank of America NA, VRDN (a)	5,245,000	5,245,000
(Suffolk Univ. Proj.) Series 2008 A, 0.22%, LOC TD Banknorth, NA, VRDN (a)	14,250,000	14,250,000
(Wellesley College Proj.) Series B, 0.2%, VRDN (a)	3,000,000	3,000,000
(Williams College Proj.) Series I, 0.2%, VRDN (a)	16,595,000	16,595,000
(Winchester Hosp. Proj.):
Series 2004 F, 0.24%, LOC Bank of America NA, VRDN (a)	15,170,000	15,170,000
Series 2004 G, 0.24%, LOC Bank of America NA, VRDN (a)	3,665,000	3,665,000
Series 2008 H1:
0.45% 11/17/09, CP	2,660,000	2,660,000
0.5% 11/13/09, CP	8,000,000	8,000,000
Series 2008 H2, 0.4% 12/4/09, CP	7,020,000	7,020,000
Series 2009 O-1, 0.18%, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	22,800,000	22,800,000
0.3% 11/30/09, CP	16,300,000	16,300,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
0.3% 11/30/09, CP	$ 24,725,000	$ 24,725,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev.:
Series 2004 A, 0.26%, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	20,200,000	20,200,000
Series 2008 A, 0.26%, LOC Lloyds TSB Bank PLC, VRDN (a)(d)	12,000,000	12,000,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.26%, LOC Fannie Mae, VRDN (a)(d)	20,900,000	20,900,000
Series 2009 A, 0.18%, LOC Bank of America NA, VRDN (a)	5,630,000	5,630,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 0.26%, LOC Bank of America NA, VRDN (a)(d)	1,400,000	1,400,000
(BBB Esq. LLC Proj.) Series 1996, 0.26%, LOC Bank of America NA, VRDN (a)(d)	1,100,000	1,100,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 0.4%, LOC Wells Fargo Bank NA, VRDN (a)(d)	725,000	725,000
(Brady Enterprises Proj.) Series 1996, 0.4%, LOC Bank of America NA, VRDN (a)(d)	1,650,000	1,650,000
(Decas Cranberry Proj.) Series 1997, 0.4%, LOC Bank of America NA, VRDN (a)(d)	3,000,000	3,000,000
(Interpolymer Corp. Proj.) Series 1992, 0.26%, LOC Bank of America NA, VRDN (a)(d)	1,000,000	1,000,000
(Riverdale Mills Corp. Proj.) Series 1995, 0.26%, LOC Bank of America NA, VRDN (a)(d)	600,000	600,000
(United Plastics Proj.) Series 1997, 0.4%, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,850,000	1,850,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1.05% tender 11/2/09, CP mode	4,100,000	4,100,000
Series 1993 A, 1.05% tender 11/2/09, CP mode	9,300,000	9,300,000
Series 1993 B, 1.6% tender 11/12/09, CP mode	8,500,000	8,500,000
Massachusetts Indl. Fin. Agcy. Rev. Bonds (Massachusetts Biomedical Research Corp. Proj.) Series A2, 0% 8/1/10	3,000,000	2,975,453
Massachusetts Port Auth. Rev.:
Series 2003 A, 0.22% 11/9/09, LOC Bank of New York, New York, CP	5,000,000	5,000,000
Series 2003 B, 0.25% 11/10/09, LOC Bank of New York, New York, CP (d)	59,000,000	59,000,000
Series 2008 B, 0.27%, LOC Bank of America NA, VRDN (a)(d)	98,125,000	98,125,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.26%, LOC Royal Bank of Scotland PLC, VRDN (a)(d)	$ 37,100,000	$ 37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN:
Series BA 08 1082, 0.29% (Liquidity Facility Bank of America NA) (a)(f)	7,020,000	7,020,000
Series BA 08 3307, 0.31% (Liquidity Facility Bank of America NA) (a)(f)	5,000,000	5,000,000
Series EGL 07 0031, 0.21% (Liquidity Facility Citibank NA) (a)(f)	32,600,000	32,600,000
Series EGL 07 0032, 0.21% (Liquidity Facility Citibank NA) (a)(f)	69,300,000	69,300,000
Series EGL 07 0067, 0.21% (Liquidity Facility Citibank NA) (a)(f)	41,660,000	41,660,000
Series EGL 07 0092, 0.21% (Liquidity Facility Citibank NA) (a)(f)	45,095,000	45,095,000
Series Putters 1185, 0.24% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	10,190,000	10,190,000
Series Putters 1197, 0.29% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,000,000	1,000,000
Series Putters 2479Z, 0.24% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	3,395,000	3,395,000
Series Putters 2857, 0.24% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	8,180,000	8,180,000
Series ROC II R 10413, 0.21% (Liquidity Facility Citibank NA) (a)(f)	6,435,000	6,435,000
Series Solar 05 03, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	20,430,000	20,430,000
Series A:
0.3% 11/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	8,000,000	8,000,000
0.32% 11/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	12,700,000	12,700,000
0.32% 12/8/09, LOC Bank of Nova Scotia, New York Agcy., CP	33,800,000	33,800,000
0.32% 12/11/09, LOC Bank of Nova Scotia, New York Agcy., CP	5,000,000	5,000,000
0.4% 12/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	18,100,000	18,100,000
0.4% 12/10/09, LOC Bank of Nova Scotia, New York Agcy., CP	17,050,000	17,050,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 1.2% tender 11/13/09, CP mode (d)	$ 12,300,000	$ 12,300,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BA 08 1089, 0.19% (Liquidity Facility Bank of America NA) (a)(f)	5,000,000	5,000,000
Series BBT 08 40, 0.2% (Liquidity Facility Branch Banking & Trust Co.) (a)(f)	7,345,000	7,345,000
Series PT 4644, 0.2% (Liquidity Facility Deutsche Postbank AG) (a)(f)	11,285,000	11,285,000
Series Putters 3159, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	15,320,000	15,320,000
Series Putters 3408, 0.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	5,150,000	5,150,000
Series Putters 577, 0.2% (Liquidity Facility JPMorgan Chase & Co.) (a)(f)	7,975,000	7,975,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series DCL 07 001, 0.4% (Liquidity Facility Dexia Cr. Local de France) (a)(f)	25,180,000	25,180,000
Series EGL 06 0054, 0.21% (Liquidity Facility Citibank NA) (a)(f)	7,300,000	7,300,000
Series EGL 06 0097, 0.21% (Liquidity Facility Citibank NA) (a)(f)	11,645,000	11,645,000
Series EGL 7050011 Class A, 0.21% (Liquidity Facility Citibank NA) (a)(f)	10,990,000	10,990,000
Series MS 2935, 0.36% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(f)	19,904,000	19,904,000
Series Putters 2848, 0.24% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	7,835,000	7,835,000
Series Solar 06 86, 0.2% (Liquidity Facility U.S. Bank NA, Minnesota) (a)(f)	22,045,000	22,045,000
Series 1995, 0.4% 11/4/09, LOC Bayerische Landesbank Girozentrale, CP	1,400,000	1,400,000
Series 1999, 0.35% 11/9/09, LOC State Street Bank & Trust Co., Boston, CP	8,000,000	8,000,000
Series 2008 B, 0.25% (Liquidity Facility Bank of America NA), VRDN (a)	72,330,000	72,330,000
Series 2008 C, 0.35% (Liquidity Facility Bayerische Landesbank), VRDN (a)	71,685,000	71,685,000
Series 2008 D, 0.35% (Liquidity Facility Bayerische Landesbank), VRDN (a)	27,000,000	27,000,000
Series 2008 E, 0.24% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	54,870,000	54,870,000
Municipal Securities - continued
	Principal Amount	Value
Massachusetts - continued
Nantucket Gen. Oblig. BAN 1.5% 2/26/10	$ 26,170,000	$ 26,255,560
Newburyport Gen. Oblig. BAN 1.25% 2/26/10	4,380,000	4,389,315
Plymouth Gen. Oblig.:
Bonds Series 2009, 2% 5/15/10	3,944,000	3,973,351
BAN:
Series 2009 A, 1.5% 5/13/10	4,000,000	4,019,545
Series 2009 B, 1% 11/13/09	2,150,000	2,150,349
Shrewsbury Gen. Oblig. BAN 2.5% 11/20/09	6,100,000	6,103,697
Somerville Gen. Oblig. BAN 1.5% 2/19/10	10,834,000	10,858,947
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.18%, LOC Lloyds TSB Bank PLC, VRDN (a)	83,165,000	83,165,000
Univ. of Massachusetts Bldg. Auth. Rev. Series 2008 3, 0.2%, LOC Bank of America NA, VRDN (a)	34,990,000	34,990,000
		3,908,524,227
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2006 C, 0.67%, LOC RBS Citizens NA, VRDN (a)	5,400,000	5,400,000
Missouri - 0.1%
Missouri Higher Ed. Ln. Auth. Student Ln. Rev. Series 2008 A2, 0.37%, LOC Bank of America NA, VRDN (a)(d)	4,600,000	4,600,000
Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2007 B, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	6,475,000	6,475,000
Series 2007 J, 0.4% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(d)	6,050,000	6,050,000
		12,525,000
Nevada - 0.2%
Clark County Arpt. Rev.:
Series 2008 C1, 0.35%, LOC Bayerische Landesbank, VRDN (a)(d)	4,400,000	4,400,000
Series 2008 D2, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	5,100,000	5,100,000
		9,500,000
New Hampshire - 0.1%
Manchester Arpt. Rev. Series 2008, 0.34%, LOC RBS Citizens NA, VRDN (a)(d)	3,300,000	3,300,000
Municipal Securities - continued
	Principal Amount	Value
Ohio - 0.4%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.) Series 2007 B, 4% (Deutsche Post AG Guaranteed), VRDN (a)(d)	$ 17,400,000	$ 17,400,000
Pennsylvania - 0.5%
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.41%, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,985,000	9,985,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (St. Joseph's Univ. Proj.) Series 2008 B, 0.34%, LOC Citizens Bank of Pennsylvania, VRDN (a)	11,800,000	11,800,000
		21,785,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2007 A8, 0.16%, LOC Wachovia Bank NA, VRDN (a)	9,050,000	9,050,000
South Carolina - 0.4%
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(ACI Industries LLC Proj.) 0.52%, LOC Wachovia Bank NA, VRDN (a)(d)	7,000,000	7,000,000
(Bon Secours Health Sys. Proj.) Series 2008 D, 0.35%, LOC Landesbank Baden-Wuert, VRDN (a)	14,100,000	14,100,000
		21,100,000
Utah - 0.3%
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series PT 4606, 0.28% (Liquidity Facility Deutsche Postbank AG) (a)(f)	13,400,000	13,400,000
Virginia - 0.0%
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 0.52%, LOC Wachovia Bank NA, VRDN (a)(d)	1,500,000	1,500,000
Washington - 0.3%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Putters 3362, 0.46% (Liquidity Facility JPMorgan Chase Bank) (a)(d)(f)	9,970,000	9,970,000
Port of Seattle Rev. Series 2005, 0.36%, LOC Fortis Banque SA, VRDN (a)(d)	4,300,000	4,300,000
		14,270,000
West Virginia - 0.1%
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.4%, LOC Bank of America NA, VRDN (a)(d)	6,580,000	6,580,000
Municipal Securities - continued
	Shares	Value
Other - 10.7%
Fidelity Municipal Cash Central Fund, 0.26% (b)(c)	499,700,000	$ 499,700,000
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $4,614,299,227)		4,614,299,227
NET OTHER ASSETS - 1.1%		50,963,959
NET ASSETS - 100%		$ 4,665,263,186
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 1,364,897
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At October 31, 2009, the cost of investment securities for income tax purposes was $4,614,299,227.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Massachusetts
Municipal Income Fund

October 31, 2009

1.809072.105

MFL-QTLY-1209

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.0%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,590,067
Series 2008:
4.625% 10/1/11	735,000	752,302
5.375% 10/1/14	1,150,000	1,230,903
5.875% 10/1/18	1,900,000	2,066,649
		6,639,921
Massachusetts - 94.8%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,418,261
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,387,085
Boston Gen. Oblig.:
Series 2005 A, 5% 1/1/17	1,005,000	1,118,133
Series 2007 A, 5% 3/1/22	2,335,000	2,576,929
Series 2007 B, 5% 3/1/21	7,335,000	8,155,273
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,705,000	10,149,198
5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,990,000	8,313,036
5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,200,000	6,417,806
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	1,892,981
5% 11/1/26	1,500,000	1,641,060
5% 11/1/28	2,195,000	2,386,821
Sr. Series A:
5.25% 11/1/19	10,325,000	11,672,103
5.75% 11/1/13	1,690,000	1,804,193
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	5,442,550
5% 5/15/24	5,050,000	5,451,021
Bridgewater-Raynham Reg'l. School District:
5% 6/15/18 (FSA Insured)	1,475,000	1,555,742
5% 6/15/19 (FSA Insured)	1,535,000	1,619,809
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,103,340
5% 4/1/16 (FSA Insured)	1,000,000	1,100,480
Brookline Gen. Oblig. 5.75% 4/1/15	1,045,000	1,073,988
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,492,134
5% 5/15/19 (AMBAC Insured)	1,000,000	1,042,650
Freetown Lakeville Reg'l. School District 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265,000	2,376,234
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	$ 1,000,000	$ 1,055,210
Littleton Gen. Oblig. 5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,463,435
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,555,639
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,428,555
Lynn Gen. Oblig.:
5% 12/1/12	3,340,000	3,689,999
5% 12/1/13	2,780,000	3,110,570
5% 12/1/14	3,560,000	3,997,916
5.375% 8/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120,000	2,259,538
5.375% 8/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,235,000	2,377,638
5.375% 8/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,345,000	2,483,191
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,010,160
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,128,651
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,615,130
Marblehead Gen. Oblig.:
5% 8/15/19	1,510,000	1,647,017
5% 8/15/20	1,465,000	1,595,209
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,910,000	2,084,211
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21	1,500,000	1,809,390
7% 3/1/21 (FGIC Insured)	3,025,000	3,648,937
Series 1992 B, 6.2% 3/1/16	27,525,000	31,496,307
Series 1993 A, 5.5% 3/1/12	7,150,000	7,391,956
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2000 A:
5.25% 7/1/30	7,085,000	7,140,688
5.75% 7/1/15	85,000	87,009
5.75% 7/1/18	330,000	336,270
Series 2005 A, 5% 7/1/22	3,385,000	3,650,655
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Assessment Rev.: - continued
Series 2008 A, 5.25% 7/1/34	$ 17,750,000	$ 19,116,928
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,127,371
5.25% 7/1/21	4,000,000	4,611,320
5.25% 7/1/23	3,950,000	4,555,693
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,738,560
Series 2006 A, 5.25% 7/1/32	7,745,000	8,827,441
Series 2006 C:
5% 7/1/22	9,900,000	10,884,060
5% 7/1/23	10,000,000	10,901,000
Series 2009 B:
5% 7/1/17	7,000,000	8,013,110
5% 7/1/18	4,500,000	5,163,120
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev.:
(Emerson College Proj.) Series 2006 A, 5% 1/1/18	1,920,000	1,980,461
Series 2006 A:
5% 1/1/14	1,500,000	1,569,150
5% 1/1/17	1,250,000	1,296,338
5% 1/1/19	2,225,000	2,281,359
5% 1/1/20	3,000,000	3,059,460
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,167,959
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,735,825
5% 7/1/21	3,090,000	3,351,321
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	9,846,900
Series U4, 5.7% 10/1/40	3,100,000	3,243,096
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,121,297
5% 10/1/24	1,210,000	1,306,473
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,599,030
Series 2008 B, 5% 9/1/22	1,100,000	1,203,312
(Mount Holyoke College Proj.) Series 2001:
5.125% 7/1/21	5,715,000	5,873,306
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Mount Holyoke College Proj.) Series 2001:
5.25% 7/1/31	$ 11,785,000	$ 11,969,200
5.5% 7/1/14	750,000	794,228
5.5% 7/1/15	910,000	961,979
5.5% 7/1/16	590,000	621,913
(Regis College Proj.) Series 1998:
5.25% 10/1/18	2,065,000	1,810,840
5.5% 10/1/28	5,660,000	4,328,259
Series 2008, 5.75% 9/1/25	8,000,000	8,868,640
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (a)(b)	10,250,000	10,441,470
Massachusetts Edl. Fing. Auth. Rev.:
Series 1998 AG, 5% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	910,000	911,238
Series 1998 CG:
4.7% 12/1/09 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	810,000	810,219
4.9% 12/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,150,000	1,151,058
Series 1999 AE:
4.65% 7/1/10 (AMBAC Insured) (b)	1,065,000	1,077,098
4.75% 7/1/11 (AMBAC Insured) (b)	1,830,000	1,852,765
4.8% 7/1/12 (AMBAC Insured) (b)	470,000	475,687
4.95% 7/1/14 (AMBAC Insured) (b)	895,000	902,867
5% 7/1/15 (AMBAC Insured) (b)	425,000	427,491
Massachusetts Fed. Hwy.:
Series 1998 A, 0% 6/15/15	1,455,000	1,206,108
Series 2000 A:
5.75% 6/15/11	8,660,000	9,162,367
5.75% 12/15/11	9,510,000	10,001,382
5.75% 6/15/12	5,000,000	5,231,500
5.75% 6/15/13	8,000,000	8,358,560
5.75% 12/15/14 (Pre-Refunded to 12/15/10 @ 100) (c)	5,035,000	5,258,957
5.75% 6/15/15 (Pre-Refunded to 12/15/10 @ 100) (c)	7,000,000	7,311,360
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/18	2,000,000	2,346,720
5.5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,693,440
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2001 D:
5.5% 11/1/20	$ 1,000,000	$ 1,178,180
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,356,360
Series 2002 C, 5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (c)	1,795,000	2,002,376
Series 2002 D, 5.375% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	240,000	264,542
Series 2002 E:
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	4,315,000	4,765,745
5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100) (c)	695,000	767,600
Series 2003 D:
5.25% 10/1/22 (Pre-Refunded to 10/1/13 @ 100) (c)	3,800,000	4,309,504
5.5% 10/1/18	6,000,000	7,036,740
5.5% 10/1/19	7,000,000	8,234,030
Series 2004 A:
5% 8/1/16 (Pre-Refunded to 8/1/14 @ 100) (c)	5,000,000	5,651,000
5.25% 8/1/20	4,500,000	5,217,300
5.5% 8/1/30	2,000,000	2,328,180
Series 2004 B, 5.25% 8/1/21	10,000,000	11,568,100
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100) (c)	4,850,000	5,523,665
Series 2005 A, 5% 3/1/18	25,000,000	27,224,500
Series 2006 B:
5.25% 9/1/20 (FSA Insured)	4,255,000	4,933,417
5.25% 9/1/22	16,000,000	18,638,080
Series 2006 D, 5% 8/1/19	8,990,000	9,895,113
Series 2007 A, 0.894% 5/1/37 (a)	20,000,000	14,418,400
Series 2007 C:
5% 8/1/32	18,500,000	19,455,895
5% 8/1/37	35,375,000	36,894,003
5.25% 8/1/21 (AMBAC Insured)	980,000	1,096,071
5.25% 8/1/22	1,985,000	2,214,406
5.25% 8/1/23	12,800,000	14,206,080
5.25% 8/1/24	6,500,000	7,181,655
Series 2008 A:
5% 8/1/20	1,615,000	1,803,729
5% 8/1/24	3,310,000	3,620,941
5% 8/1/33	3,500,000	3,661,140
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2008 A:
5% 8/1/38	$ 4,085,000	$ 4,198,277
Series 2009 A:
5% 3/1/29	1,520,000	1,620,183
5% 3/1/34	1,000,000	1,044,650
5% 3/1/39	15,000,000	15,426,900
Series 2009 B:
5% 7/1/24	1,800,000	1,983,888
5% 7/1/30	7,850,000	8,337,564
Series 2009 C, 5% 7/1/21	10,000,000	11,185,100
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Amherst College Proj.) Series 2009 K2, 2.75%, tender 1/5/12 (a)	3,000,000	3,053,910
(Baystate Health Sys. Proj.):
Series 2009 I, 5.75% 7/1/36	7,500,000	7,809,525
Series 2009 K, 5%, tender 7/1/15 (a)	3,000,000	3,181,590
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,360,306
5.75% 7/1/18	1,300,000	1,348,451
5.75% 7/1/19	1,455,000	1,501,836
5.75% 7/1/20	1,240,000	1,273,964
5.75% 7/1/33	3,000,000	3,041,730
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,075,420
5% 10/1/19	3,290,000	3,465,423
5% 10/1/21	3,270,000	3,390,859
5% 10/1/23	2,000,000	2,068,540
5% 10/1/25	5,950,000	6,125,942
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	10,830,000	10,869,530
(Brandeis Univ. Proj.) Series I:
5.25% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780,000	2,807,383
5.25% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,413,790
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,007,190
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	787,368
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 B2:
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,750,000	$ 1,768,690
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,004,660
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,558,035
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,488,454
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,015,920
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	1,918,297
Series 2008 E1:
5% 7/1/28	2,525,000	2,435,337
5.125% 7/1/33	2,000,000	1,898,720
5.125% 7/1/38	3,640,000	3,414,102
5.375% 7/1/21	10,850,000	11,232,571
Series 2008 E2:
5.375% 7/1/23	3,500,000	3,573,815
5.375% 7/1/24	5,015,000	5,106,674
5.375% 7/1/25	3,500,000	3,554,215
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	1,868,525
(Harvard Univ. Proj.):
Series 2005 C, 5% 7/15/35	3,750,000	3,917,775
Series 2009 A, 5.5% 11/15/36	1,025,000	1,145,499
Series FF, 5.125% 7/15/37	32,840,000	33,697,781
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C, 5% 8/15/30 (FGIC Insured)	5,190,000	4,999,216
(Massachusetts Eye & Ear Infirmary Proj.) Series B:
5.25% 7/1/10	2,000,000	1,974,360
5.25% 7/1/11	3,025,000	2,923,451
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (AMBAC Insured)	7,100,000	7,395,857
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	3,000,000	3,398,910
Series K, 5.375% 7/1/17	6,805,000	8,015,337
Series L:
5% 7/1/18	4,315,000	4,979,251
5% 7/1/23	3,990,000	4,639,931
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Med. Ctr. of Central Massachusetts Proj.) 6.55% 6/23/22 (AMBAC Insured)	$ 15,900,000	$ 15,955,332
(New England Med. Ctr. Hosp. Proj.) Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	468,840
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	600,000	657,870
5% 10/1/17	750,000	804,600
5% 10/1/18	500,000	531,365
5% 10/1/20	2,000,000	2,102,620
5% 10/1/22	1,160,000	1,212,536
5% 10/1/27	3,030,000	3,110,962
5% 10/1/28	1,000,000	1,020,860
5% 10/1/33	5,000,000	4,965,300
Series 2009 T1, 4.125%, tender 2/16/12 (a)	5,000,000	5,075,500
Series 2009 Y1:
5% 10/1/15	1,425,000	1,527,144
5% 10/1/16	1,495,000	1,546,084
5% 10/1/16	1,090,000	1,127,245
5% 10/1/17	1,570,000	1,622,736
5% 10/1/19	1,730,000	1,750,155
Series 2009 Y2:
5% 10/1/17	1,145,000	1,183,461
5% 10/1/18	1,215,000	1,230,637
(Partners HealthCare Sys. Proj.) Series 2009 I3:
5% 7/1/21	2,300,000	2,452,260
5% 7/1/22	5,000,000	5,413,750
(Partners HealthCare Sys., Inc. Proj.):
Series 1997 A:
5.125% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,885,000	3,892,459
5.375% 7/1/24	7,430,000	7,452,736
Series 2005 F:
5% 7/1/17	1,410,000	1,510,181
5% 7/1/19	1,760,000	1,850,974
5% 7/1/20	2,350,000	2,454,505
5% 7/1/21	1,150,000	1,198,197
5% 7/1/22	1,855,000	1,927,994
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Partners HealthCare Sys., Inc. Proj.):
Series 2007 G:
5% 7/1/18	$ 1,500,000	$ 1,618,560
5% 7/1/20	1,300,000	1,375,283
5% 7/1/22	1,350,000	1,419,120
5% 7/1/27	7,750,000	7,967,853
5% 7/1/28	5,515,000	5,652,103
Series C:
5.75% 7/1/21	2,500,000	2,586,250
5.75% 7/1/32	190,000	195,352
Series E:
5% 7/1/17	1,255,000	1,314,663
5% 7/1/19	1,390,000	1,438,233
(South Shore Hosp. Proj.) Series F:
5.5% 7/1/12	800,000	810,064
5.625% 7/1/19	370,000	373,082
5.75% 7/1/29	6,370,000	6,252,728
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	4,500,000	4,775,985
Series I, 5.5% 2/15/36	5,000,000	5,032,700
Series J, 5.5% 8/15/17	500,000	585,765
(UMass Worcester Proj.):
Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040,000	3,262,346
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	3,985,544
Series B:
5.25% 10/1/15 (FGIC Insured)	565,000	587,216
5.25% 10/1/15 (Pre-Refunded to 10/1/11 @ 100) (c)	215,000	231,377
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	2,110,821
5% 7/1/20	2,075,000	2,201,409
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,057,712
Series 2006 L:
5% 7/1/17	1,000,000	1,128,870
5% 7/1/18	1,000,000	1,113,470
5% 7/1/19	1,695,000	1,872,314
5% 7/1/20	2,410,000	2,633,431
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Williams College Proj.):
Series 2006 L:
5% 7/1/21	$ 2,535,000	$ 2,754,278
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	1,864,544
5.375% 6/1/30	8,000,000	8,487,280
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (FGIC Insured)	2,130,000	2,301,422
5% 10/1/18 (FGIC Insured)	1,985,000	2,132,208
5% 10/1/19 (FGIC Insured)	1,350,000	1,441,652
5% 10/1/20 (FGIC Insured)	2,465,000	2,617,017
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (Boston Edison Co. Proj.) Series 1994 A, 5.75% 2/1/14	9,900,000	9,933,759
Massachusetts Indl. Fin. Agcy. Rev. (Whitehead Institute Biomedical Research Proj.) 5.125% 7/1/26	14,600,000	14,601,898
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev.:
(Nuclear #6 Proj.) Series A, 5.25% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,530,119
(Nuclear Mix #1 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000,000	8,408,160
(Nuclear Mix #4 Proj.) Series A, 5.25% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,510,000	8,944,180
Massachusetts Port Auth. Rev.:
(US Airways, Inc. Proj.) Series A, 5.5% 9/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,965,000	1,938,669
Series 1973, 5.625% 7/1/12 (Escrowed to Maturity) (c)	850,000	909,738
Series 1998 A, 5% 7/1/23 (FSA Insured)	8,750,000	8,754,463
Series 1998 B:
5% 7/1/10 (FSA Insured) (b)	2,275,000	2,289,264
5% 7/1/15 (FSA Insured) (b)	3,310,000	3,326,583
Series 1999 B:
5.5% 7/1/11 (FSA Insured) (b)	5,500,000	5,559,015
5.5% 7/1/12 (FSA Insured) (b)	4,000,000	4,042,280
Series 2003 A:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,095,780
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,915,000	7,205,153
5% 7/1/20	2,505,000	2,593,652
5% 7/1/21	3,000,000	3,095,850
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2003 A:
5% 7/1/22	$ 2,000,000	$ 2,053,620
5% 7/1/35	10,000,000	10,191,700
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,705,929
5% 7/1/21 (AMBAC Insured)	5,010,000	5,344,818
Series 2007 C:
5% 7/1/17 (FSA Insured) (b)	1,660,000	1,671,437
5% 7/1/22 (FSA Insured) (b)	6,140,000	6,065,952
5% 7/1/27 (FSA Insured) (b)	5,000,000	4,834,550
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (FGIC Insured) (b)	1,500,000	1,507,485
5% 7/1/19 (FGIC Insured) (b)	1,000,000	995,390
5% 7/1/20 (FGIC Insured) (b)	1,360,000	1,342,238
5% 7/1/21 (FGIC Insured) (b)	1,000,000	982,610
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (b)	9,335,000	8,837,445
5.5% 1/1/13 (AMBAC Insured) (b)	7,015,000	6,470,776
5.5% 1/1/14 (AMBAC Insured) (b)	6,040,000	5,427,182
5.5% 1/1/15 (AMBAC Insured) (b)	5,000,000	4,375,750
5.5% 1/1/16 (AMBAC Insured) (b)	5,000,000	4,261,600
5.5% 1/1/17 (AMBAC Insured) (b)	5,555,000	4,611,261
5.5% 1/1/18 (AMBAC Insured) (b)	6,000,000	4,851,600
5.5% 1/1/19 (AMBAC Insured) (b)	5,000,000	3,939,050
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19	17,000,000	18,687,080
5% 8/15/22	5,540,000	5,986,247
5% 8/15/23	6,000,000	6,457,260
5% 8/15/24	26,600,000	28,569,464
5% 8/15/25	12,450,000	13,318,139
5% 8/15/26	2,000,000	2,114,880
5% 8/15/27	10,000,000	10,547,900
5% 8/15/30	140,060,000	145,822,047
Series 2007 A:
4.5% 8/15/35	19,750,000	19,335,448
4.75% 8/15/32	1,140,000	1,149,519
5% 8/15/17 (AMBAC Insured)	5,000,000	5,685,400
5% 8/15/37	26,605,000	27,877,517
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,935,000	$ 6,599,898
Series 2005, 5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,107,300
Massachusetts Spl. Oblig. Rev.:
(Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,700,000	4,087,723
5% 12/15/13 (FSA Insured)	2,700,000	3,013,767
Series 2002 A:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,070,000	12,750,647
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,520,000	2,903,065
Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,134,000
5.5% 6/1/16 (FSA Insured)	3,000,000	3,456,030
5.5% 6/1/18 (FSA Insured)	9,740,000	11,328,789
5.5% 6/1/19	10,000,000	11,703,700
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity) (c)	2,250,000	1,378,643
Series 2003 A:
5.25% 5/1/14 (XL Cap. Assurance, Inc. Insured)	2,075,000	2,249,466
5.25% 5/1/15 (XL Cap. Assurance, Inc. Insured)	2,030,000	2,173,379
5.25% 5/1/16 (XL Cap. Assurance, Inc. Insured)	1,295,000	1,375,873
5.25% 5/1/19 (XL Cap. Assurance, Inc. Insured)	2,680,000	2,814,000
5.25% 5/1/21 (XL Cap. Assurance, Inc. Insured)	1,965,000	2,042,342
5.25% 5/1/23 (XL Cap. Assurance, Inc. Insured)	2,665,000	2,762,006
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	2,374,362
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,216,325
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,054,968
Series 2004 A:
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,270,000	2,396,848
5% 5/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,410,000	11,419,014
Series 2006 A:
5% 5/1/31 (AMBAC Insured)	5,000,000	5,060,750
5% 5/1/36 (AMBAC Insured)	8,000,000	8,057,280
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	$ 1,730,000	$ 1,957,201
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,369,561
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,688,026
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,639,952
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,691,989
5% 5/1/38 (Assured Guaranty Corp. Insured)	10,000,000	10,292,700
Series 2009 A:
5.375% 5/1/34	2,150,000	2,236,710
5.5% 5/1/39	7,000,000	7,299,530
5.75% 5/1/49	10,000,000	10,576,800
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Series 1997 A, 5.125% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575,000	3,595,056
Series 1999 A:
5% 1/1/39	7,230,000	6,961,189
5.25% 1/1/29 (AMBAC Insured)	45,615,000	45,735,424
Sr. Series 1997 A:
5% 1/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	42,240,000	39,844,147
5.125% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,090,000	4,090,614
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	2,079,515
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	10,077,670
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,233,350
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	5,335,558
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,660,000	1,079,913
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	8,390,264
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,575,000	12,603,923
Massachusetts Wtr. Poll. Abatement Trust:
(MWRA Prog.) Series 2002 A, 5.25% 8/1/20	1,700,000	1,798,039
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 10:
5% 8/1/22	$ 305,000	$ 330,358
5% 8/1/29	1,765,000	1,844,319
5% 8/1/34	150,000	155,558
5.25% 8/1/15	2,435,000	2,746,510
Series 12:
5% 8/1/19	13,995,000	15,600,926
5% 8/1/20	9,570,000	10,588,344
Series 13:
5% 8/1/19	3,565,000	4,027,880
5% 8/1/20	4,895,000	5,484,015
5% 8/1/21	5,350,000	5,982,156
5% 8/1/22	8,355,000	9,317,997
5% 8/1/23	4,385,000	4,814,993
Series 2004 A:
5.25% 2/1/16	6,110,000	7,025,706
5.25% 8/1/16	21,700,000	25,190,445
5.25% 2/1/17	6,435,000	7,443,365
5.25% 2/1/18	6,300,000	7,298,046
5.25% 8/1/22	6,525,000	7,705,112
5.25% 2/1/23	1,390,000	1,631,401
5.25% 2/1/24	1,170,000	1,377,839
5.25% 8/1/24	3,780,000	4,469,321
Series 3, 5.4% 2/1/10	300,000	300,942
Series 4, 5.125% 8/1/14	70,000	70,204
Series 5, 5.25% 8/1/15	75,000	75,853
Series 6:
5.25% 8/1/19	30,000	31,171
5.5% 8/1/30	17,580,000	17,945,488
5.625% 8/1/14	115,000	119,226
5.625% 8/1/15	25,000	25,870
5.625% 8/1/16	485,000	501,029
Series 7:
5.25% 2/1/16	4,495,000	4,710,490
5.25% 2/1/17	2,795,000	2,923,626
Series 8:
5% 8/1/17	110,000	116,459
5% 8/1/20	105,000	113,039
Series 9, 5.25% 8/1/33	595,000	615,551
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
Series 14:
5% 8/1/25	$ 1,450,000	$ 1,604,179
5% 8/1/32	5,685,000	6,082,723
5% 8/1/38	8,390,000	8,914,627
5% 8/1/21	7,520,000	8,477,070
5% 8/1/22	4,290,000	4,824,620
5% 8/1/23	5,000,000	5,574,950
5% 8/1/24	4,215,000	4,681,390
5% 8/1/25	4,965,000	5,492,928
5% 8/1/26	3,205,000	3,529,218
5% 8/1/27	2,460,000	2,704,647
5% 8/1/28	3,480,000	3,802,352
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity) (c)	1,515,000	1,598,219
Series 1998 A:
5.25% 8/1/12	565,000	568,735
5.25% 8/1/13	330,000	331,010
Series A:
5% 8/1/15	50,000	50,141
5% 8/1/15 (Escrowed to Maturity) (c)	950,000	1,091,047
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity) (c)	21,960,000	26,608,273
Series 1998 B:
5.5% 8/1/15 (FSA Insured)	1,500,000	1,734,030
5.5% 8/1/16 (FSA Insured)	1,425,000	1,651,276
Series 2002 B, 5.125% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,960,000	7,229,004
Series 2002 J:
5% 8/1/42	8,160,000	8,248,862
5.5% 8/1/20	1,000,000	1,162,150
Series 2005 A:
5.25% 8/1/21	12,645,000	13,998,015
5.25% 8/1/24	9,000,000	9,931,140
Series 2006 A, 5% 8/1/41	6,500,000	6,682,910
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,161,100
5% 8/1/25 (FSA Insured)	2,000,000	2,157,140
5% 8/1/26 (FSA Insured)	2,000,000	2,147,960
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 2007 A:
5% 8/1/27 (FSA Insured)	$ 2,000,000	$ 2,146,660
5% 8/1/28 (FSA Insured)	2,000,000	2,136,220
Series 2009 A:
5% 8/1/34	6,350,000	6,659,055
5% 8/1/39	7,360,000	7,653,075
Series 2009 B, 5% 8/1/22	2,540,000	2,803,500
Monson Gen. Oblig.:
5.25% 5/15/17 (AMBAC Insured)	2,120,000	2,267,382
5.25% 5/15/19 (AMBAC Insured)	2,335,000	2,484,323
5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,067,590
5.25% 5/15/22 (AMBAC Insured)	2,985,000	3,148,906
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,554,100
5% 4/1/20	1,840,000	2,112,026
5% 4/1/21	1,915,000	2,181,396
Pioneer Valley Reg'l. School District:
5.375% 6/15/15 (AMBAC Insured)	1,235,000	1,333,874
5.375% 6/15/16 (AMBAC Insured)	1,000,000	1,076,890
Pittsfield Gen. Oblig.:
5% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,140,000	1,206,211
5.5% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,930,000	2,068,053
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,398,886
5% 5/15/25	1,150,000	1,262,355
5% 10/15/15	500,000	570,750
5% 10/15/16	1,675,000	1,920,957
5% 10/15/17	1,665,000	1,914,117
5% 10/15/19	500,000	575,690
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,244,786
5% 9/1/18 (AMBAC Insured)	1,090,000	1,143,192
5% 9/1/19 (AMBAC Insured)	1,085,000	1,135,084
Reading Gen. Oblig.:
5% 3/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,257,164
5% 3/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,332,744
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Revere Gen. Oblig. Series 2009:
5% 4/1/28	$ 515,000	$ 547,141
5% 4/1/39	2,000,000	2,071,280
5.5% 4/1/27	2,510,000	2,832,083
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,585,558
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,397,912
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610,000	3,879,559
5% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,201,967
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,101,400
5% 8/1/16 (FSA Insured)	8,000,000	8,810,560
5% 8/1/17 (FSA Insured)	5,000,000	5,482,550
5% 8/1/18 (FSA Insured)	7,210,000	7,786,007
5.75% 8/1/14 (FSA Insured)	4,000,000	4,560,400
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,130,510
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,130,510
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,122,520
Taunton Gen. Oblig.:
5% 12/1/15	2,350,000	2,621,637
5% 12/1/16	2,340,000	2,610,995
5% 12/1/17	1,965,000	2,189,737
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,444,505
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	21,281,256
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,654,981
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,495,326
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,285,000	1,364,876
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Worcester Gen. Oblig.: - continued
Series 2001 A:
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,029,810
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,134,371
		2,181,814,308
Puerto Rico - 2.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,024,300
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,870,646
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18	3,500,000	3,562,615
5.25% 7/1/18 (CIFG North America Insured) (FSA Insured)	2,500,000	2,613,025
Series 2006 A:
0.163% 7/1/21 (FGIC Insured) (a)	5,400,000	3,559,302
5.25% 7/1/26	3,000,000	2,918,640
5.25% 7/1/30	1,960,000	1,921,133
Series 2006 B, 5.25% 7/1/32	1,000,000	946,710
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	9,000,000	9,225,270
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	3,790,000	3,983,631
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (a)	3,100,000	3,230,169
Puerto Rico Pub. Fin. Corp. Commonwealth Appropriation Series 2004 A, 5.25%, tender 2/1/12 (AMBAC Insured) (a)	1,015,000	1,035,980
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41	47,350,000	7,206,197
0% 8/1/42 (FGIC Insured)	6,220,000	880,814
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	236,838
0% 8/1/47 (AMBAC Insured)	3,100,000	292,888
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.: - continued
Series 2009 A:
6% 8/1/42	$ 3,800,000	$ 3,982,324
6.5% 8/1/44	5,345,000	5,802,158
		56,292,640
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Rev.:
Series 2004 A:
5% 10/1/11	805,000	841,491
5% 10/1/13	700,000	745,129
5.25% 10/1/16	750,000	782,880
Series 2009 A, 6.75% 10/1/37	4,000,000	4,233,600
Series 2009 A1, 5% 10/1/39	1,500,000	1,459,095
Series 2009 B, 5% 10/1/25	2,800,000	2,815,092
		10,877,287
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $2,221,087,764)	2,255,624,156
NET OTHER ASSETS - 2.0%	46,639,973
NET ASSETS - 100%	$ 2,302,264,129
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,869,530 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 10,157,782
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 11,360,000
Total Realized Gain (Loss)	22,437
Total Unrealized Gain (Loss)	255
Cost of Purchases	-
Proceeds of Sales	(530,000)
Amortization/Accretion	16,838
Transfers in/out of Level 3	(10,869,530)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At October 31, 2009, the cost of investment securities for income tax purposes was $2,220,262,043. Net unrealized appreciation aggregated $35,362,113, of which $65,960,963 related to appreciated investment securities and $30,598,850 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For municipal securities pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2009